Segments (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Summary of financial performance of operating segments

	Year Ended December 31,
	2013(2)	2012(2)	2011(2)
	(In millions)
Net Revenue
Marketplaces
Net transaction revenues	$6,569	$5,834	$5,174
Marketing services and other revenues	1,715	1,564	1,468
	8,284	7,398	6,642
Payments
Net transaction revenues	6,096	5,146	4,123
Marketing services and other revenues	532	428	289
	6,628	5,574	4,412
Enterprise
Net transaction revenues	898	850	460
Marketing services and other revenues	268	271	138
	1,166	1,121	598

Elimination of inter-segment net revenue (1)	(31)	(21)	—
Total consolidated net revenue	$16,047	$14,072	$11,652

Operating income (loss)
Marketplaces	$3,351	$2,943	$2,631
Payments	1,588	1,359	978
Enterprise	72	55	32
Corporate and other	(1,640)	(1,469)	(1,268)
Total operating income (loss)	$3,371	$2,888	$2,373

(1) Represents revenue generated between our reportable segments.

Summary of allocation of net revenues and long-lived tangible assets based on geography
The following tables summarize the allocation of net revenues and long-lived tangible assets based on geography:

	Year Ended December 31,
	2013	2012	2011
	(In millions)
Net revenues:
U.S.	$7,712	$6,778	$5,484
Germany	1,930	1,679	1,539
United Kingdom	2,183	1,889	1,572
Rest of world	4,222	3,726	3,057
Total net revenues	$16,047	$14,072	$11,652

	December 31,
	2013	2012
	(In millions)
Long-lived tangible assets:
U.S.	$2,756	$2,727
International	240	222
Total long-lived tangible assets	$2,996	$2,949